Other Income and Expenses	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Other income and expenses

4. Other income and expenses

	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Fair value movement in the Convertible Notes and embedded derivative	(226)	168,085
Fair value movement in the warrants	478	41,840
Foreign exchange movements	14,126	(51,952)
	14,378	157,973